Finance receivables, net - Components of Finance Receivables (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Finance receivables, gross	€ 1,570.0	€ 2,122.5
Unearned interest	(1.4)	(11.5)
Finance receivables, net	1,568.6	2,111.0
Current portion of finance receivables, gross	1,187.0	1,716.1
Current portion of unearned interest	(1.4)	(5.6)
Non-current portion of finance receivables, net	€ 383.0	€ 400.5